Cost of Services (Details) - Schedule of Cost of Services	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Cost of Services [Abstract]
Consultant fee	RM 5,676,167	$ 1,216,000	RM 610,797
IT expenses	180,669	38,705	1,495,966
Training costs	192,398	41,217
Others			110,166
Total	RM 6,049,234	$ 1,295,922	RM 2,216,929